Income Taxes - Summary of Income Tax Examinations (Detail)	12 Months Ended
Dec. 31, 2015
USA [Member]
Statutory Accounting Practices [Line Items]
Open years	2011
Ongoing examinations	None
United Kingdom [Member]
Statutory Accounting Practices [Line Items]
Open years	2014
Ongoing examinations	None
Belgium [Member]
Statutory Accounting Practices [Line Items]
Open years	2014
Ongoing examinations	None
Malaysia [Member]
Statutory Accounting Practices [Line Items]
Open years	2014
Ongoing examinations	None
The Netherlands [Member]
Statutory Accounting Practices [Line Items]
Open years	2012
Ongoing examinations	None